FT Vest U.S. Equity Buffer ETF - February Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Buffer ETF - February | FT Vest U.S. Equity Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	16.94%	19.75%	(7.70%)	16.24%